ADVISORSHARES DRONE TECHNOLOGY ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.2%

Aerospace/Defense – 39.6%
AAR Corp.*	500	$27,275
AeroVironment, Inc.*	226	20,715
Airbus SE (France)(a)	668	22,365
Amprius Technologies, Inc.*(b)	2,126	18,518
Archer Aviation, Inc., Class A*	5,992	17,137
Boeing Co. (The)*	35	7,435
Elbit Systems Ltd. (Israel)	30	5,106
Joby Aviation, Inc.*(b)	3,348	14,530
Kratos Defense & Security Solutions, Inc.*	1,073	14,464
L3Harris Technologies, Inc.	50	9,812
Lockheed Martin Corp.	35	16,546
Northrop Grumman Corp.	50	23,086
Thales SA (France)(a)	230	6,787
Vertical Aerospace Ltd. (United Kingdom)*(b)	7,242	15,353
Total Aerospace/Defense		219,129

Airlines – 0.7%
Lilium NV (Germany)*	6,403	4,162

Auto Manufacturers – 0.2%
Workhorse Group, Inc.*(b)	968	1,287

Computers – 1.9%
Draganfly, Inc. (Canada)*	8,327	10,659

Electronics – 19.0%
GoPro, Inc., Class A*	2,906	14,617
Honeywell International, Inc.	60	11,467
Jabil, Inc.	688	60,654
Trimble, Inc.*	350	18,347
Total Electronics		105,085

Engineering & Construction – 4.2%
EHang Holdings Ltd. (China)*(a)(b)	2,113	23,095

Internet – 5.0%
Amazon.com, Inc.*	100	10,329
Blade Air Mobility, Inc.*	5,144	17,387
Total Internet		27,716

Machinery - Diversified – 3.5%
AgEagle Aerial Systems, Inc.*	42,613	19,176

Metal Fabricate/Hardware – 0.6%
Alpine 4 Holdings, Inc.*	6,884	3,511

Miscellaneous Manufacturing – 8.9%
Axon Enterprise, Inc.*	170	38,224
Teledyne Technologies, Inc.*	10	4,474
Textron, Inc.	90	6,357
Total Miscellaneous Manufacturing		49,055

Semiconductors – 2.4%
Ambarella, Inc.*	35	2,710
QUALCOMM, Inc.	85	10,844
Total Semiconductors		13,554

Software – 2.7%
Red Cat Holdings, Inc.*	14,284	14,855

Telecommunications – 0.4%
Ondas Holdings, Inc.*	1,989	2,148

Transportation – 9.1%
Drone Delivery Canada Corp. (Canada)*	13,472	4,034
FedEx Corp.	105	23,991
United Parcel Service, Inc., Class B	115	22,309
Total Transportation		50,334

Total Common Stocks
(Cost $584,598)		543,766

MONEY MARKET FUNDS – 13.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(c)	8,876	8,876
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(c)(d)	67,567	67,567

Total Money Market Funds
(Cost $76,443)		76,443

Total Investments – 112.0%
(Cost $661,041)		620,209
Liabilities in Excess of Other Assets – (12.0%)		(66,648)
Net Assets – 100.0%		$553,561

*	Non-income producing security.

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $66,037; the aggregate market value of the collateral held by the fund is $67,567.
(c)	Rate shown reflects the 7-day yield as of March 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DRONE TECHNOLOGY ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$543,766	$-	$-	$543,766
Money Market Funds	76,443	-	-	76,443
Total	$620,209	$-	$-	$620,209

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	39.6%
Airlines	0.7
Auto Manufacturers	0.2
Computers	1.9
Electronics	19.0
Engineering & Construction	4.2
Internet	5.0
Machinery - Diversified	3.5
Metal Fabricate/Hardware	0.6
Miscellaneous Manufacturing	8.9
Semiconductors	2.4
Software	2.7
Telecommunications	0.4
Transportation	9.1
Money Market Funds	13.8
Total Investments	112.0
Liabilities in Excess of Other Assets	(12.0)
Net Assets	100.0%